Transactions with Related Parties (Details Narrative 4) - USD ($)		12 Months Ended
	Dec. 01, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from related parties		$ 6,157	$ 220,568
Commercial Services Agreement [Member] | Milia Shipping Co. [Member]
Related Party Transaction [Line Items]
Commercial services fees		6,157
Due from related parties		$ 6,157
Commercial Services Agreement [Member] | Milia Shipping Co. [Member] | M/V Mykonos Seas [Member]
Related Party Transaction [Line Items]
Agreement term	5 years
Percentage of charter hire commission payable	2.00%
Percentage of commission payable for the purchase, sale and construction of vessels	1.00%